SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Interest rate on investments held as restricted deposits	0.91%
Impairment of long-lived assets
Goodwill impairment loss	$ 587	[1]
Severance expense	553		$ 674	$ 483
Provision for estimated losses	27
Outstanding forward contracts, fair value	$ 23		$ 216

[1]	During the fourth quarter of 2015, the Company determined that sufficient indicators of potential impairment existed which require goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses, the Company recorded goodwill impairment charge in 2015, in the amount of $587.